Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expense amount	$ 34,254	$ 49,604	$ 448,747